WARRANTS AND STOCK OPTIONS - Disclosure of detailed information about share options valuation assumptions (Details)		1 Months Ended				12 Months Ended
	Nov. 09, 2020 CAD ($) shares year $ / shares	Jul. 27, 2020 CAD ($) shares year $ / shares	Jun. 11, 2020 CAD ($) shares year $ / shares	Jun. 18, 2019 CAD ($) shares year $ / shares	Apr. 23, 2019 CAD ($) shares year $ / shares	Dec. 31, 2020 Share	Dec. 31, 2019 Share
Warrants And Stock Options [Abstract]
Stock options granted	200,000	1,950,000	200,000	1,675,000	400,000	2,350,000	2,075,000
Exercise price | $ / shares	$ 1.41	$ 1.66	$ 1.11	$ 0.90	$ 0.75
Market price	$ 1.41	$ 1.61	$ 1.11	$ 0.78	$ 0.72
Expected option term (years) | year	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	58.00%	56.60%	49.70%	51.80%	51.60%
Average risk-free interest rate	0.31%	0.29%	0.27%	1.36%	1.56%
Expected forfeiture rate	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
FAIR VALUE ASSIGNED	$ 109,000	$ 1,159,000	$ 75,000	$ 409,000	$ 100,000